1933 Act/Rule 497(j)

                                November 28, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Phoenix Series Fund
         Registration Nos. 002-14069 and 811-810

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on November 21, 2006.

                                            Very truly yours,

                                            /s/ Kevin J. Carr
                                            Kevin J. Carr